Business Combinations - Summary of Aggregate Purchase Price Allocation (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Avee [Member]	Dec. 31, 2011 Arriva [Member]	Dec. 31, 2011 Axis-Shield [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2012 Immunalysis [Member]	Jun. 30, 2012 Immunalysis [Member]	Dec. 31, 2010 Immunalysis [Member]	Aug. 16, 2010 Immunalysis [Member]	Dec. 31, 2010 Twist [Member]	Mar. 11, 2010 Twist [Member]	Dec. 31, 2010 Alere Toxicology [Member]	Dec. 31, 2010 Standard Diagnostics [Member]	Dec. 31, 2011 Acquisitions 2011 [Member]	Dec. 31, 2010 Other acquisitions in 2010 [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 eScreen [Member]
Business Acquisition [Line Items]
Current assets	$ 45,834,000	$ 131,279,000	$ 85,235,000	$ 10,197,000	$ 4,874,000	$ 92,666,000		$ 23,542,000	$ 20,829,000			$ 6,933,000		$ 373,000		$ 6,044,000	$ 51,056,000			$ 13,304,000	$ 32,530,000
Property, plant and equipment	8,990,000	68,474,000	36,257,000	5,411,000	524,000	50,719,000		11,820,000	13,149,000			1,076,000		152,000		3,300,000	18,580,000			3,184,000	5,806,000
Goodwill	257,842,000	356,113,000	283,116,000	30,409,000	58,174,000	136,182,000		131,348,000	116,186,000			18,234,000		61,463,000		53,435,000	33,798,000	131,300,000	116,200,000	102,919,000	154,923,000
Intangible assets	325,223,000	416,624,000	283,855,000	76,400,000	27,400,000	233,370,000		79,454,000	57,976,000			30,600,000		15,700,000		48,400,000	131,179,000			121,223,000	204,000,000
Other non-current assets	702,000	32,717,000	16,988,000		1,196,000	18,512,000		13,009,000	562,000								16,426,000			221,000	481,000
Total assets acquired	638,591,000	1,005,207,000	705,451,000	122,417,000	92,168,000	531,449,000		259,173,000	208,702,000			56,843,000		77,688,000		111,179,000	251,039,000			240,851,000	397,740,000
Current liabilities	27,690,000	86,937,000	31,078,000	1,927,000	12,629,000	44,758,000		27,623,000	14,749,000			569,000		731,000		1,640,000	13,389,000			4,885,000	22,805,000
Non-current liabilities	116,465,000	128,354,000	70,269,000			97,842,000		30,512,000	32,024,000			50,000		6,107,000			32,088,000			36,520,000	79,945,000
Total liabilities assumed	144,155,000	215,291,000	101,347,000	1,927,000	12,629,000	142,600,000		58,135,000	46,773,000			619,000		6,838,000		1,640,000	45,477,000			41,405,000	102,750,000
Net assets acquired	494,436,000	787,416,000	604,104,000	120,490,000	79,539,000	388,849,000		198,538,000	161,929,000			56,224,000		70,850,000		109,539,000	205,562,000			199,446,000	294,990,000
Contingent consideration	75,620,000	48,685,000	89,708,000				52,000,000	48,685,000	52,908,000	3,000,000		1,200,000	1,200,000	35,600,000	35,600,000				52,900,000	52,020,000	23,600,000
Cash paid	418,816,000	603,722,000	513,708,000	120,490,000	64,356,000	279,618,000	147,400,000	139,258,000	108,333,000		1,000,000	55,024,000	55,000,000	35,250,000	35,200,000	109,539,000	205,562,000		108,300,000	147,426,000	271,390,000
Fair value of non-controlling interest	36,040,000	2,500,000						2,500,000
Fair value of previously-held equity investment		113,168,000				109,231,000		3,937,000
Fair value of common stock issued		16,183,000			15,183,000			1,000,000
Loan forgiveness		1,488,000						1,488,000
Deferred purchase price consideration		4,170,000	688,000					4,170,000	688,000										4,170
Cash acquired	$ 4,000,000																	$ 23,200,000	$ 22,900,000